CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS [Abstract]
Revenue	$ 844,528	$ 26,374	$ 2,781,745	$ 277,406
Cost of Revenue	134,852		494,485	17,953
Gross Profit	709,676	26,374	2,287,260	259,453
Operating expenses:
Selling expense	35,017	4,487	298,496	41,136
General and administrative expenses	519,121	281,932	2,372,864	986,908
Total Operating Expenses	554,138	286,419	2,671,360	1,028,044
Income (Loss) from Operations	155,586	(260,045)	(384,100)	(768,591)
Other income (expense):
Interest income		35	274	853
Interest expense	(31,636)	(12,540)	(42,025)	(122,268)
Amortisation of debt discount	(75,437)	(112,522)	(504,195)	(340,816)
Gain on derivatives	27,898		188,176	669,329
Other income-government grant			237,488	126,724
Other income	22,613	13,964	408
Other expenses			(874)
Total Other Income (Expense)	(56,562)	(111,063)	(120,748)	333,822
Income (Loss) Before Taxes	98,976	(371,108)	(504,848)	(434,769)
Income tax expense
Net Income (Loss)	98,976	(371,108)	(504,848)	(434,769)
Foreign currency translation adjustment	7,057	(4,178)	(182,640)	2,381
Comprehensive income (loss)	$ 106,033	$ (375,286)	$ (687,488)	$ (432,388)
Basic and diluted loss per share			$ (0.01)	$ (0.01)
Earnings (loss) per share - Basic	$ 0.0014	$ (0.0062)	$ (0.01)	$ (0.01)
Earnings (loss) per share - Dilutive	$ 0.0014	$ (0.0062)	$ (0.01)	$ (0.01)
Basic and diluted weighted average number of shares outstanding			68,606,084	60,000,000
Basic weighted average number of shares outstanding	73,127,686	60,195,591	68,606,084	60,000,000
Diluted weighted average number of shares outstanding	77,644,969	60,195,591	68,606,084	60,000,000